SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS
Schedule of short-term bank loans and current maturities of long-term borrowings

	2020	2021
Short-term bank loans	9,934	6,682
Current maturities of long-term borrowings	9,350	9,690
Total	19,284	16,372

Schedule of short-term bank loans

		2020		2021
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
BNI	Rp	—	897	—	1,028
Bank Mandiri	Rp	—	2,900	—	550
Sub-total			3,797		1,578
Third parties
HSBC	Rp	—	2,304	—	1,937
	US$	0	4	—	—
MUFG Bank	Rp	—	2,611	—	1,853
Bank DBS	Rp	—	573	—	545
	US$	1	13	—	—
PT Bank UOB Indonesia ("UOB Indonesia")	Rp	—	200	—	400
BCA	Rp	—	—	—	350
PT Bank Tabungan Pensiunan Nasional Tbk. ("BTPN")	Rp	—	110	—	—
SCB	Rp	—	100	—	—
Bank CIMB Niaga	Rp	—	78	—	—
Others (each below Rp75 billion)	Rp	—	73	—	19
	US$	5	71	—	—
Sub-total			6,137		5,104
Total			9,934		6,682

Schedule of short-term bank loans, other significant information

			Total
			facility
			(in			Interest rate per
	Borrower	Currency	billions)*	Maturity date	Interest rate	annum	Security**
BNI
2014 - 2017	GSD, Sigma[a]	Rp	475	April 9, 2022 - November 7, 2022	Monthly	7.90% - 8.50%	Trade receivables, property and equipment, and inventory
2017 - 2021	Infomedia[b], Sigma[h], Metranet, Telkom Infra	Rp	1,170	February 18, 2022 - June 6, 2022	Monthly	1 month JIBOR + 2.10% - 2.50%	Trade receivables
Mandiri
2021	Telkomsel, Nutech	Rp	4,050	May 11, 2022 - October 25, 2022	Monthly, Quarterly	3.75% - 9.00%	Trade receivables and property and equipment
2020	Finnet	Rp	500	April 28, 2022	Monthly	1 month JIBOR + 1.50%	None
HSBC
2014	Sigma[c,h]	Rp	400	July 14, 2022	Monthly	Under BLR 7.40%	Trade receivables
2018 - 2020	Sigma[g], Metra, PINS, Metranet,Telkomsat, GSD	Rp	2,053	December 31, 2021 - June 29, 2022	Monthly, Quarterly	1 month JIBOR + 0.80% 3 months JIBOR + 1.00%	None
MUFG Bank
2018 - 2021	Infomedia, Metra, GSD, Telkom Infra, Telkomsel	Rp	3,030	October 30, 2022 - April 20, 2023	Monthly	1 month JIBOR + 0.50% - 0.70%	None
DBS
2016	Sigma[d,e]	US$	0.02	July 31, 2022	Semi-annually	3.25% (US$). 10.75% (Rp)	Trade receivables
2018	Telkom Infra, Infomedia	Rp	600	July 31, 2022	Monthly	1 month JIBOR + 1.20%	None
UOB Indonesia
2016	Finnet[f]	Rp	500	December 20, 2022	Monthly	1 month JIBOR + 1.75%	None
BCA
2021	Telkomsel	Rp	500	December 3, 2022	Monthly	3.40%	None

*   In original currency

** Refer to Note 6, Note 8, and Note 13 for details of trade receivables, inventory, and property and equipment pledged as collateral.

[a] Based on the latest amendment on April 23, 2019.

[b] Based on the latest amendment on March 28, 2018 and July 6, 2018.

[c] Based on the latest amendment on July 16, 2018 and November 17, 2021.

[d] Based on the latest amendment on December 5, 2018.

[e] Facility in U.S. Dollar. Withdrawal can be executed in U.S. Dollar and Rupiah.

[f] Based on the latest amendment on December 11, 2020.

[g] Based on the latest amendment on April 23, 2021.

[h] Unsettled loan will be automatically extended.

Schedule of current maturities of long-term borrowings

	Notes	2020	2021
Two-step loans	21a	184	138
Bonds and notes	21b	478	2,200
Bank loans	21c	7,648	6,311
Other borrowings	21d	1,040	1,041
Total		9,350	9,690